As filed with the Securities and Exchange Commission on August 5, 2010

1933 Act No. 333-165355
1940 Act No. 811-09255

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 2   [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No.  [ ]

WELLS FARGO VARIABLE TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is proposed that this filing will become effective: (check appropriate box)
X	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on (date) pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on July 19, 2010 pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment

WELLS FARGO VARIABLE TRUST

PART C

OTHER INFORMATION

Item 23.
Exhibit Number	Description
(a)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement, filed April 30, 2010.

(b)	Not Applicable

(c)	Not Applicable.

(d)

Amended and Restated Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 14, filed April 30, 2004; Schedule A, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010..

(d)(1)(ii)

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, LLC, Schedule A incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(2)(i)	Not applicable

(ii)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 11, filed May 1, 2002; Appendix B, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006, Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(iv)	Not applicable.

(v)

Investment Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 22, filed March 12, 2009, Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(vi)

Investment Sub-Advisory Agreement with Metropolitan West Capital Management Company, LLC (“MetWest Capital”), Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment 29, filed July 16, 2010.

(e)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, along with related Form of Dealer Agreement incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(f)	Not applicable.

(g)(1)	Not applicable.

(2)(i)

Master Custodian Agreement with State Street Bank and Trust Company, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006; Appendix A, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(ii)	Not applicable.

(iii)

Amended and Restated Securities Lending Agency Agreement by and among Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 26, filed April 30, 2010.

(h)(1)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 13, filed May 1, 2003; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(2)	Not applicable. (Interim Agreement superceded by Item 23 (h)(2)).

(3)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006; Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(4)	Form of Participation Agreement, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(i)(1)	Not Applicable.

(j)(A)(1)	.Consent of Tax Counsel, filed herewith.

(1)	Power of Attorney, Isaiah Harris, Jr., incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(2)

Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 15, filed January 26, 2005.

(3)

Power of Attorney, Stephen Leonhardt, incorporated by reference to Post-Effective Amendment No. 21, filed May 1, 2008.

(4)

Power of Attorney, Judith M. Johnson, incorporated by reference to Post-Effective Amendment No. 22, filed March 12, 2009.

(5)

Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 15, filed January 26, 2005.

(6)

Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 15, filed January 26, 2005.

(7)

Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 15, filed January 26, 2005.

(8)

Power of Attorney, A. Erdem Cimen, incorporated by reference to Post-Effective Amendment No. 17, filed February 15, 2006.

(9)

Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective Amendment No. 18, filed May 1, 2006.

(10)	Power of Attorney, David F. Larcker, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(11)

Power of Attorney, Kasey Phillips, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(12)

Power of Attorney, Michael S. Scofield, incorporated by reference to Post-Effective Amendment No. 29, filed July 16, 2010.

(13)

Power of Attorney, Leroy T. Keith, Jr., incorporated by reference to Post-Effective Amendment No. 29, filed July 16, 2010.

(k)	Not applicable.

(l)	Not applicable.

(m)

Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective Amendment No. 16, filed April 11, 2005; Appendix A thereto, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(n)	Rule 18f-3 Variable Trust Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(o)	Not applicable.

(p)(1)

Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(3)

 Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 23, filed May 1, 2009.

(4)	Evergreen Investment Management Company, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 25, filed April 30, 2010.

(5)	Metropolitan West Capital Management Company, LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 29, filed July 16, 2010.

Item 24. Persons Controlled by or Under Common Control with the Fund.

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Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

        -----------------------

    Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust and its Funds. In addition, the Trustees are empowered under Section 3.9 of the Registrant's Declaration of Trust to obtain such insurance policies, as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

        -------------------------------------------------------------

    (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

    To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

    (b) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to the VT Index Allocation (formerly the VT Asset Allocation), Discovery, Equity Income, Money Market, Opportunity, Small Cap Growth, Small Cap Value (formerly the VT Small/Mid Cap Value) and Total Return Bond Funds. The descriptions of Wells Capital Management in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors and officers of Wells Capital Management is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

    (c) Evergreen Investment Management Company, LLC ("Evergreen Investments") serves as sub-adviser to the VT International Core Fund. The descriptions of Evergreen Investments in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Evergreen Investments is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

     (d) The information required by this item with respect to Metropolitan West Capital Management, LLC is incorporated by reference to the Form ADV (File No. 801-57001) of Metropolitan West Capital Management, LLC.

Item 27. Principal Underwriters.

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    (a) Wells Fargo Funds Distributor, LLC ("Funds Distributor"), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

    (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name and Principal Business     Positions and Offices with          Positions and Offices with

Address                                  Underwriter                                        Fund

Karla Rabusch                      Chairman of the Board                              President

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

Cara Peck                          Director, President and Secretary                   None

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

A. Erdem Cimen                     Financial Operations Officer (FINOP) and Director  None

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

Carol J. Lorts                     Chief Compliance Officer                           Assistant Secretary

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

Samuel H. Hom                       Anti-Money Laundering Compliance Officer           Anti-Money Laundering Compliance Officer

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

Randy Henze                        Director                                            None

Wells Fargo Funds Management, LLC

100 Heritage Reserve

Menomonee Falls, WI 53051

    c) Not Applicable.

Item 28. Location of Accounts and Records.

        ------------------------------------------

    (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

    (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

    (c) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as former sub-adviser and former custodian, respectively, for the Asset Allocation Fund (through April 12, 2002) at 45 Fremont Street, San Francisco, California 94105.

    (d) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105 .

    (e) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

    (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

    (g) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

    (h) Evergreen Investment Management Company, LLC maintains all Records relating to its services as investment sub-adviser at 200 Berkeley Street, Boston, MA 02116.

Metropolitan West Capital Management, LLC, maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Newport Beach, California 92660.

Item 29. Management Services.

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    Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

        ------------

    Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 5th day of August, 2010.

WELLS FARGO VARIABLE TRUST

By:	/s/ Carol J. Lorts
Carol J. Lorts Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the 5th day of August 2010.

SIGNATURES	TITLE

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee
Michael S. Scofield	Trustee
Leroy T. Keith	Trustee

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

/s/ Carol J. Lorts
*By:
Carol J. Lorts
(Attorney-in-Fact) August 5, 2010

WELLS FARGO VARIABLE  TRUST

N-14 Exhibit Index

Exhibit Number	Description

EX-99.(j)(A)(1) Consent of Tax Counsel